Fair Value Measurements - Schedule of Level 3 fair value measurements (FY) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 10.00
Strike price (in Dollars per Share)	10.00
Term (in years)	5 years 6 months
Dividend yield	0.00%
Initial Measurement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 10.00
Strike price (in Dollars per Share)	11.50
Term (in years)	5 years 6 months
Volatility	19.00%
Risk-free rate	1.31%
Dividend yield	0.00%